Research and development	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Research and Development [Abstract]
Research and development	Research and developmentFor the three months ended June 30, 2021 and 2020, research and development expenses were $3.1 million and $1.2 million, respectively. The Company also had capitalized internally developed software costs of $4.7 million and $2.8 million in the three months ended June 30, 2021 and 2020, respectively. Inclusive of capitalized internally developed software costs, our research and development spend was $7.8 million and $4.0 million for the three months ended June 30, 2021 and 2020, respectively. For the six months ended June 30, 2021 and 2020, research and development expenses were $5.5 million and $2.8 million, respectively. The Company also had capitalized internally developed software costs of $8.8 million and $5.2 million in the six months ended June 30, 2021 and 2020, respectively. Inclusive of internally developed software costs, our research and development spend was $14.3 million and $8.0 million for the six months ended June 30, 2021 and 2020, respectively. Our research and development costs reflect certain payroll-related costs of employees directly associated with such activities, which are included in personnel costs on the condensed consolidated statements of operations. Capitalized internally developed software and acquired software costs are included in fixed assets, net on the condensed consolidated	Research and development
For the years ended December 31, 2020 and 2019, research and development expenses, were $5.3 million and $9.8 million, respectively. These amounts exclude $13.1 million and $4.3 million in 2020 and 2019, respectively, of capitalized internally developed software costs. Our research and development costs reflect certain payroll-related costs of employees directly associated with such activities, which are included in personnel costs on the consolidated statements of operations.
For the year ended December 31, 2018, our total operating costs of $10.6 million were primarily associated with research and development activities.